Supplemental Consolidated Financial Information (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Allowance for valuation of inventory [Member]
Valuation and Qualifying Accounts
Balance at Beginning of Period	$ 9,481	$ 5,709	$ 5,719
Charged to Expense	0	3,772	0
Charged to Other Accts	0	0	0
Deductions	3,907	0	10
Balance at End of Period	5,574	9,481	5,709
Allowance for uncollectible pawn service charges receivable [ Member]
Valuation and Qualifying Accounts
Balance at Beginning of Period	10,720	9,949	8,521
Charged to Expense	0	0	0
Charged to Other Accts	707	771	1,428
Deductions	0	0	0
Balance at End of Period	11,427	10,720	9,949
Allowance for uncollectible consumer loan fees receivable [Member]
Valuation and Qualifying Accounts
Balance at Beginning of Period	571	431	482
Charged to Expense	0	0	0
Charged to Other Accts	3,859	140	(51)
Deductions	0	0	0
Balance at End of Period	4,430	571	431
Allowance for valuation of deferred tax assets [Member]
Valuation and Qualifying Accounts
Balance at Beginning of Period	1,425	1,273	0
Charged to Expense	817	152	1,273
Charged to Other Accts	0	0	0
Deductions	0	0	0
Balance at End of Period	$ 2,242	$ 1,425	$ 1,273